                      COLUMBIA CONSERVATIVE HIGH YIELD FUND
                                  (THE "FUND")
     SUPPLEMENT TO THE FUND'S CLASS Z SHARE PROSPECTUS DATED JANUARY 1, 2006

     In the section under the heading "PERFORMANCE HISTORY" the chart entitled "AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/04" is revised in its entirety as follows:

------------------------------------------------------------------------------------------------
                                                                   1 Year    5 Years   10 Years
------------------------------------------------------------------------------------------------
Class Z (%)
------------------------------------------------------------------------------------------------
    Return Before Taxes                                             7.42       6.21      8.00
------------------------------------------------------------------------------------------------
    Return After Taxes on Distributions                             5.06       3.39      4.76
------------------------------------------------------------------------------------------------
    Return After Taxes on Distributions and Sale of Fund Shares     4.76       3.54      4.82
------------------------------------------------------------------------------------------------
Merrill Lynch High Yield Index (%)                                 10.76       7.32      8.46
------------------------------------------------------------------------------------------------
JP Morgan Chase Developed BB High Yield Index (%)                   9.28       9.78      9.98(1)
------------------------------------------------------------------------------------------------

(1) Performance is from 1/31/95.




INT-47/106546-0206                                             February 17, 2006